Cash And Cash Equivalents And Short-Term Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Cash And Cash Equivalents And Short-Term Bank Deposits [Abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents

	December 31, 2022 $	December 31, 2021 $

Cash	38,141	137,714

Cash equivalents	156,330	372,893

Cash and cash equivalents	194,471	510,607

Summary of Short-Term Bank Deposits	Short-term bank deposits

	December 31, 2022 $	December 31, 2021 $

Short-term bank deposits	157,631	-